UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22859

                  A&Q Masters Fund

(Exact name of registrant as specified in charter)

677 Washington Boulevard

      Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC (formerly UBS Alternative and Quantitative Investments LLC)

677 Washington Boulevard

                Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Masters Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption

Equity Hedged
Atlas Institutional Fund, Ltd	US/Canada	$10,549,419	$12,588,133	$-	$12,588,133	$-	8.65	8/1/2011	Quarterly	6/30/2015	$12,588,133
BosValen Fund	Developed Asia excluding Japan	5,000,000	5,144,361	-	-	5,144,361	3.53	1/1/2015	Quarterly	12/31/2015	$3,070,182
Cadian Offshore Fund Ltd.	US/Canada	1,868,504	2,251,893	-	-	2,251,893	1.55	7/1/2013	Semi-Annually	6/30/2015 (b)	$1,125,947
Glenview Capital Partners, L.P.	US/Canada	5,000,000	5,366,871	-	5,366,871	-	3.68	9/1/2014	Quarterly	9/30/2015	$5,366,871
Hayman Credes Master Fund	US/Canada	1,400,000	1,400,850	-	-	1,400,850	0.96	2/2/2015	Quarterly	3/31/2016	$1,400,850
Jericho Capital International Ltd.	US/Canada	5,704,825	7,027,717	-	7,027,717	-	4.83	7/1/2013	Quarterly	6/30/2015	$7,027,717
Naya Fund	Global	3,000,000	3,292,658	-	3,292,658	-	2.26	11/1/2013	Quarterly	6/30/2015	$3,292,658
Pacific Grove Fund International Ltd.	US/Canada	5,000,000	5,168,942	-	-	5,168,942	3.55	4/1/2015	Quarterly	3/31/2016 (b)	$1,292,236
Pelham Long/Short Fund Ltd.	Europe including UK	5,757,012	7,364,540	-	7,364,540	-	5.06	7/1/2013	Monthly	6/30/2015	$7,364,540
Sachem Head Offshore Ltd.	US/Canada	5,066,790	6,812,132	-	-	6,812,132	4.68	9/2/2013	Quarterly	6/30/2015 (b)	$1,703,033
Shellback Offshore Fund, Ltd.	US/Canada	13,750,000	15,761,421	-	15,761,421	-	10.82	1/1/2014	Quarterly	6/30/2015	$15,761,421
Soroban Cayman Fund Ltd.	US/Canada	9,814,243	12,153,654	-	-	12,153,654	8.35	7/1/2013	Quarterly	6/30/2015 (b)	$3,038,414
Turiya Fund LP	Developed Asia including Japan	3,300,000	5,875,430	-	-	5,875,430	4.04	1/2/2012	Quarterly	6/30/2015 (c)	$1,958,477
Viking Global Equities III Ltd.	US/Canada	6,645,354	9,082,058	-	9,082,058	-	6.24	7/1/2013	Anniversary	6/30/2015	$9,082,058

Equity Hedged Subtotal		$81,856,147	$99,290,660	$-	$60,483,398	$38,807,262	68.20%

Relative Value
Sensato Asia Pacific Fund L.P.	Developed Asia including Japan	4,590,000	6,268,877	-	-	6,268,877	4.31	1/1/2012	Monthly	6/30/2015 (d)	$1,567,220

Relative Value Subtotal		$4,590,000	$6,268,877	$-	$-	$6,268,877	4.31%

Trading
Discovery Global Opportunity Fund Ltd.	Global	3,790,095	3,798,538	-	3,798,538	-	2.61	7/1/2013	Quarterly	6/30/2015	$3,798,538

Trading Subtotal		$3,790,095	$3,798,538	$-	$3,798,538	$-	2.61%

Total		$90,236,242	$109,358,075	$-	$64,281,936	$45,076,139	75.12%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.
(c)	The Investment Fund is subject to an investor level gate of 33.33%.
(d)	The Investment Fund is subject to an investor level gate of 25% monthly during any 90-day period.

   Complete information about the Investment Funds’ underlying investments is not readily available.

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2015

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of June 30, 2015 is $11,401,385 which relates to the value of a portion of several securities that can be partially redeemed within one quarter of the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2015.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of April 1, 2015	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3*	Balance as of June 30, 2015
Equity Hedged	$48,299,659	$518,942	$217,919	$10,000,000	$ (2,125,947)	$–	$(18,103,311)	$38,807,262
Relative Value	5,969,258	–	299,619	–	–	–	–	6,268,877
Total	$54,268,917	$518,942	$517,538	$10,000,000	$ (2,125,947)	$–	$(18,103,311)	$45,076,139

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2015 is $87,191.

* The transfers out of Level 3 investments in the amount of $18,103,311 is due to an expiration of a lock on the ability to redeem the investments within 90 days without incurring an early redemption penalty.

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2015

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period*	Percentage with investor level gates**
Equity Hedged	45 – 90 days	32%

*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 3 - 4 periods.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. The Investment Fund in the relative value strategy has restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period*	Percentage with investor level gate**
Relative Value	60 days	100%

*	The Investment Fund is available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**	The Investment Fund limits investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Fund in the trading strategy is generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Fund may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Fund in the trading strategy has restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period*	Percentage with investor level gate
Trading	60 days	N/A

*	The Investment Fund is available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Masters Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/26/2015

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	8/26/2015

* Print the name and title of each signing officer under his or her signature.